SCHEDULE OF INVESTMENTS

December 31, 2024 (Unaudited)

Causeway International Value Fund	Number of Shares	Value (000)
COMMON STOCK
Belgium — 1.8%
Anheuser-Busch InBev S.A.	3,740,027	$186,926

Brazil — 0.3%
Banco Bradesco SA ADR [1]	15,656,852	29,905

Canada — 3.3%
Barrick Gold Corp.	3,328,800	51,618
Canadian Pacific Kansas City Ltd.	4,158,095	301,071
		352,689
China — 1.5%
Li Ning Co. Ltd.	11,760,500	24,924
Tencent Holdings Ltd.	2,400,900	128,907
		153,831
France — 19.5%
Air Liquide SA	226,521	36,820
Alstom S.A. [1]	19,852,729	443,370
ArcelorMittal S.A.	6,546,268	152,097
AXA SA	3,264,193	116,043
BNP Paribas SA	2,089,865	128,199
Carrefour SA	5,593,138	79,547
Cie de Saint-Gobain S.A.	2,219,890	197,065
Danone SA	1,476,610	99,604
Kering S.A.	1,588,894	392,125
Sanofi	1,957,779	190,102
Societe Generale S.A.	2,043,099	57,480
Sodexo S.A.	871,917	71,848
Worldline S.A. [1]	8,777,729	77,085
		2,041,385
Germany — 8.3%
Allianz SE	246,951	75,904
Deutsche Telekom AG	5,500,606	164,815
Heidelberg Materials AG	339,032	41,892
Infineon Technologies AG	6,674,713	217,874
LANXESS AG	5,049,889	123,466
RWE AG	1,128,326	33,752
SAP SE	863,837	212,482
		870,185
Hong Kong — 0.4%
The Link Real Estate Investment Trust [2]	10,309,100	43,604

Israel — 0.9%
Check Point Software Technologies Ltd. [1]	496,630	92,721

SCHEDULE OF INVESTMENTS (continued)

December 31, 2024 (Unaudited)

Causeway International Value Fund	Number of Shares	Value (000)
Italy — 4.0%
Enel SpA	33,487,807	$238,975
UniCredit SpA	4,596,208	184,071
		423,046
Japan — 10.4%
FANUC Corp.	8,851,300	231,222
Fujitsu Ltd.	9,684,700	170,127
Murata Manufacturing Co. Ltd.	6,452,000	102,360
Nintendo Co. Ltd.	2,687,200	156,508
Renesas Electronics Corp.	22,289,500	282,074
SMC Corp.	330,700	128,418
Takeda Pharmaceutical Co. Ltd.	618,000	16,360
		1,087,069
Netherlands — 6.9%
Akzo Nobel NV	4,477,259	268,805
Heineken NV	1,691,420	120,367
ING Groep NV	7,783,544	121,987
Koninklijke Philips NV [1]	8,479,055	214,306
		725,465
Singapore — 1.1%
United Overseas Bank Ltd.	4,371,500	116,294

South Korea — 3.8%
Samsung Electronics Co. Ltd.	9,305,036	332,067
Samsung Fire & Marine Insurance Co. Ltd.	63,158	15,290
Shinhan Financial Group Co. Ltd.	1,574,060	51,042
		398,399
Spain — 0.3%
Amadeus IT Group S.A.	432,341	30,543

Sweden — 0.4%
Electrolux AB, Class B [1]	5,225,065	43,341

Switzerland — 3.4%
Julius Baer Group Ltd.	1,461,542	94,812
Roche Holding AG	929,919	260,012
		354,824
United Kingdom — 31.3%
AstraZeneca PLC	2,227,681	291,934
Barclays PLC	122,472,264	411,133
Berkeley Group Holdings PLC	1,528,671	74,636
BP PLC	47,916,602	235,747
British American Tobacco PLC	3,316,893	119,589
Compass Group PLC	1,409,294	46,965
Diageo PLC	7,149,493	227,116

SCHEDULE OF INVESTMENTS (continued)

December 31, 2024 (Unaudited)

Causeway International Value Fund	Number of Shares	Value (000)
United Kingdom — (continued)
GSK PLC	13,044,103	$219,881
Kingfisher PLC	28,885,192	89,933
Legal & General Group PLC	35,552,397	102,279
NatWest Group PLC	6,519,031	32,816
Prudential PLC	28,881,597	230,318
Reckitt Benckiser Group PLC	5,767,002	348,927
RELX PLC (EUR)	2,312,646	104,734
Rolls-Royce Holdings PLC [1]	53,299,992	379,403
Segro PLC [2]	9,139,231	80,227
Smith & Nephew PLC	5,768,150	71,590
Standard Chartered PLC	10,145,741	125,566
WH Smith PLC	6,089,706	90,645
		3,283,439
United States — 0.5%
Smurfit WestRock PLC	945,145	50,905

Total Common Stock
(Cost $9,950,594) — 98.1%		10,284,571

PREFERRED STOCK
Germany — 0.4%
Porsche AG	621,442	37,659

Total Preferred Stock
(Cost $40,955) — 0.4%		37,659

SHORT-TERM INVESTMENT
Invesco Short-Term Investment Trust: Government & Agency Portfolio, Institutional Class, 4.42% *	119,660,189	119,660

Total Short-Term Investment
(Cost $119,660) — 1.1%		119,660

Total Investments — 99.6%
(Cost $10,111,209)		10,441,890

Other Assets in Excess of Liabilities — 0.4%		44,410

Net Assets — 100.0%		$10,486,300

SCHEDULE OF INVESTMENTS (concluded)

December 31, 2024 (Unaudited)

*	The rate reported is the 7-day effective yield as of December 31, 2024.

1	Non-income producing security.

2	Real Estate Investment Trust.

ADR	American Depositary Receipt

The table below sets forth information about the Levels within the fair value hierarchy at which the Fund’s investments are measured at December 31, 2024:

Investments in Securities	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stock
Belgium	$186,926	$—	$—	$186,926
Brazil	29,905	—	—	29,905
Canada	352,689	—	—	352,689
China	153,831	—	—	153,831
France	2,041,385	—	—	2,041,385
Germany	—	870,185	—	870,185
Hong Kong	43,604	—	—	43,604
Israel	92,721	—	—	92,721
Italy	—	423,046	—	423,046
Japan	—	1,087,069	—	1,087,069
Netherlands	725,465	—	—	725,465
Singapore	116,294	—	—	116,294
South Korea	—	398,399	—	398,399
Spain	30,543	—	—	30,543
Sweden	—	43,341	—	43,341
Switzerland	—	354,824	—	354,824
United Kingdom	3,283,439	—	—	3,283,439
United States	50,905	—	—	50,905
Total Common Stock	7,107,707	3,176,864	—	10,284,571
Preference Stock
Germany	—	37,659	—	37,659
Total Preference Stock	—	37,659	—	37,659
Short-Term Investment	119,660	—	—	119,660
Total Investments in Securities	$7,227,367	$3,214,523	$—	$10,441,890

Amounts designated as “—” are $0 or are rounded to $0.

For information on the Fund’s policies regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

CCM-QH-001-4100